SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Contractual agreements with VIEs
Total assets	$ 2,763,119		¥ 12,470,575		¥ 19,236,294
Total liabilities	1,815,154		8,363,783		12,636,755
Operating revenue	1,523,099	¥ 10,603,507	7,596,896	¥ 5,582,189
Net income	329,592	2,294,552	1,977,306	240,352
Net cash provided by/(used in) by operating activities	(111,826)	(778,504)	2,794,710	1,662,325
Net cash (used in)/provided by investing activities	(112,554)	(783,579)	3,603,990	(4,987,943)
Net cash provided by/(used in) financing activities	439,372	3,058,821	(5,617,941)	4,411,608
Net increase in cash and cash equivalents and restricted cash	213,808	1,488,492	761,848	1,082,811
Cash and cash equivalents and restricted cash at beginning of the year	358,691	2,497,134	1,735,286	652,475
Cash and cash equivalents and restricted cash at end of the year	$ 572,499	3,985,626	2,497,134	1,735,286
VIEs
Contractual agreements with VIEs
Registered capitals and PRC statutory reserves					4,995,800
Total assets			12,113,439		16,592,936
Total liabilities			10,261,397		¥ 12,659,845
Operating revenue		10,608,717	7,596,896	5,582,189
Net income		1,691,019	1,088,805	(7,905)
Net cash provided by/(used in) by operating activities		(1,299,951)	2,158,663	1,652,267
Net cash (used in)/provided by investing activities		763,395	3,783,432	(4,971,765)
Net cash provided by/(used in) financing activities		872,227	(4,540,746)	3,851,583
Net increase in cash and cash equivalents and restricted cash		335,671	1,401,349	532,085
Cash and cash equivalents and restricted cash at beginning of the year		2,462,134	1,060,785	528,700
Cash and cash equivalents and restricted cash at end of the year		2,797,805	2,462,134	1,060,785
Revenue from third parties | VIEs
Contractual agreements with VIEs
Operating revenue		10,603,507	¥ 7,596,896	¥ 5,582,189
Revenue from the Company and its subsidiaries | VIEs
Contractual agreements with VIEs
Operating revenue		¥ 5,210
Nominee Shareholders | Beijing Shijitong
Contractual agreements with VIEs
Extension term of the loan	10 years	10 years